                                              OppenheimerFunds, Inc.
                                            Two World Financial Center
                                          225 Liberty Street, 11th Floor
                                             New York, New York 10281

January 4, 2008

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

         Re:       Registration Statement on Form N-14 for OFI Tremont Core Strategies Hedge Fund; Proxy
                   Materials for OFI Tremont Market Neutral Hedge Fund

To the Securities and Exchange Commission:

         Enclosed for filing with the Securities and Exchange Commission under the Securities Act of 1933, as amended (the "1933 Act"), is the Registration Statement on Form N-14 (the "Registration Statement") of OFI
Tremont Core Strategies Hedge Fund (the "Registrant"), a closed-end investment company.  The Registration
Statement will register shares of the Registrant to be issued in the reorganization ("merger") of OFI Tremont
Market Neutral Hedge Fund ("Market Neutral Hedge Fund"), also a closed-end investment company, with and into the
Registrant.  The Registrant and Market Neutral Hedge Fund have the same investment adviser (OppenheimerFunds,
Inc.) and sub-adviser (Tremont Partners, Inc.).

         As stated on the facing sheet of the Registration Statement, it is expected that the Registration
Statement will become effective on February 4, 2008. The solicitation of Market Neutral Hedge Fund shareholders is expected to commence shortly thereafter.

         In accordance with the general instructions to Form N-14, the preliminary proxy material which forms a part of the Registration Statement is deemed to be filed pursuant to the Securities Exchange Act of 1934, as amended.

         The Securities and Exchange Commission Staff is requested to address any comments or questions you may have on this filing to:

                           Taylor V. Edwards, Esq.
                           Vice President and Assistant Counsel
                           OppenheimerFunds, Inc.
                           2 World Financial Center
                           225 Liberty Street, 16th Floor
                           New York, NY 10281-1008
                           212-323-0310
                           tedwards@oppenheimerfunds.com

         Thank you for your assistance.

Sincerely,

/s/ Mitchell J. Lindauer
--------------------------------------
Mitchell J. Lindauer
Vice President and Assistant General Counsel
Tel.: 212.323.0254
Fax: 212.323.4070
mlindauer@oppenheimerfunds.com

cc:      Vincent DiStefano, Securities and Exchange Commission
         Taylor Edwards
         Mayer Brown LLP
         KPMG LLP
         Gloria LaFond